Offerings - Offering: 1	Dec. 12, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $2.50 per share
Amount Registered | shares	150,000
Proposed Maximum Offering Price per Unit	39.89
Maximum Aggregate Offering Price	$ 5,983,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 826.33
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the ''Securities Act''), this Registration Statement on Form S-8 also covers an indeterminate number of additional shares that may be offered or issued under the Virginia National Bankshares Corporation Amended and Restated 2022 Stock Incentive Plan by reason of stock splits, stock dividends, or similar transactions. (2) Estimated pursuant to Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the amount of the registration fee based upon the average of the high and low prices for a share of the registrant's common stock on December 10, 2025, as reported on The Nasdaq Capital Market. (3) Rounded up to the nearest penny.